Supplement dated May 1, 2019 to the Wilmington Funds Prospectus dated August 31, 2018 (the “Prospectus”)

Effective May 1, 2019, the information in the Prospectus with respect to the Wilmington Real Asset Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Termination

Effective May 1, 2019, Timothy Atwill of Parametric Portfolio Associates LLC ceased to be a portfolio manager of the Wilmington Real Asset Fund. Accordingly, all references to Mr. Atwill in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.